Income Taxes (Income Taxes) (Details) - USD ($) $ in Millions	4 Months Ended		12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Tax Contingency [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range Not Possible			300
Deferred Tax Liabilities, Compensation and Benefits, Pensions							$ 84
Income before income taxes in U.S			$ 2,557	$ 3,078	$ 3,234
Income before income taxes in Foreign			6,200	5,813	5,070
Income before income taxes			8,757	8,891	8,304
Provision for income taxes
Current: U.S. Federal			1,364	1,092	911
Current: Foreign			851	807	940
Current: State			210	124	153
Provision for income taxes, Current total			2,425	2,023	2,004
Deferred: U.S. Federal			(33)	87	154
Deferred: Foreign			(60)	11	(95)
Deferred: State			(133)	(17)	27
Provision for income taxes, Deferred total			(226)	81	86
Provision for income taxes			$ 2,199	$ 2,104	$ 2,090
U.S. Federal statutory tax rate
U.S. Federal statutory tax rate			35.00%	35.00%	35.00%
State income tax, net of U.S. Federal tax benefit			0.60%	1.20%	1.40%
Lower taxes on foreign results			(8.60%)	(8.80%)	(6.90%)
Tax benefits			0.00%	(2.40%)	(2.60%)
Other, net			(1.90%)	(1.30%)	(1.70%)
Annual tax rate			25.10%	23.70%	25.20%
Deferred tax liabilities
Debt guarantee of wholly owned subsidiary						$ 842	828
Property, plant and equipment						2,174	2,327
Intangible assets other than nondeductible goodwill						4,068	4,348
Other						264	361
Gross deferred tax liabilities						7,348	7,948
Deferred tax assets
Net carryforwards						1,329	1,485
Stock-based compensation						265	303
Retiree medical benefits						388	384
Other employee-related benefits						646	627
Pension benefits						263
Deductible state tax and interest benefits						158	155
Long-term debt obligations acquired						98	125
Other						1,002	959
Gross deferred tax assets						4,149	4,038
Valuation allowances	$ 1,360	$ 1,233	$ 1,360	$ 1,233	$ 1,264	1,230	1,360	$ 1,233
Deferred tax assets, net						2,919	2,678
Net deferred tax liabilities						4,429	5,270
Prepaid expenses and other current assets						2,143	2,162
Deferred income taxes						5,304	5,986
Valuation Allowance [Abstract]
Balance, beginning of year			(1,360)	(1,233)	(1,264)
(Benefit)/provision						(25)	111	$ 68
Other (deductions)/additions			(105)	16	(99)
Balance, end of year	(1,360)	(1,233)	$ (1,230)	(1,360)	$ (1,233)
non cash tax benefit		$ 217
Deferred Taxes
Deferred tax assets
Prepaid expenses and other current assets						$ 875	$ 716
Tax Settlement, Years 2003-2009
Income Tax Contingency [Line Items]
Income Taxes Paid	758
Valuation Allowance [Abstract]
non cash tax benefit	$ 209
Open Tax Years
Income Tax Contingency [Line Items]
Income Taxes Paid				$ 226